September 11, 2007

Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 7010

100 F Street, N.E.

Washington, D.C. 20549

Attention: Jennifer Hardy, Branch Chief

Re:	Clayton Acquisition Corporation

Amendment No. 1 to Registration Statement on Form S-4

Filed on August 9, 2007

File No. 333-142822

Wheeling-Pittsburgh Corporation

Form 10-Q for the period ended June 30, 2007

Filed on August 9, 2007

File No. 0-50300

Dear Ms. Hardy:

On behalf of Clayton Acquisition Corporation (the “Company”) and Wheeling-Pittsburgh Corporation (“Wheeling-Pittsburgh”), we are providing the following response to the Staff’s letter of comment dated August 30, 2007, with respect to the Company’s Amendment No. 1 to the Registration Statement on Form S-4 filed on August 9, 2007 (the “Registration Statement”) and Wheeling-Pittsburgh’s quarterly report on Form 10-Q for the period ended June 30, 2007 filed on August 9, 2007.

General

1.	We note that you have restated the 2006 financial statements of Esmark. Please revise to ensure that these financial statements are labeled as “restated” in all applicable sections of your filing.

The Company has complied with the staff’s comments by revising the Registration Statement to label financial statements as “restated” in all applicable sections as noted on pages 21, 23, 95, and 122.

Summary, page 1

2.	Please disclose whether the going concern opinion issued by Wheeling-Pittsburgh’s auditors or whether the restatements and material weaknesses identified by Esmark’s auditors will have any material affect on the merger.

The Company has complied with the staff’s comments by revising the referenced disclosure on page 1.

September 11, 2007

Consideration, page 3

3.	Please explain the purpose for the Purchase Rights Cap and the Put Election Cap. If there is any relationship between these caps and the tax consequences in the event the 80% Wheeling-Pittsburgh stock exchange threshold is not reached, please describe this relationship.

As disclosed on page 6, the Purchase Rights and Put Rights, taking into account the $200 million Purchase Rights Cap and the $150 million Put Election Cap, are designed to provide a minimum of a $50 million infusion of new cash in the combined entity, New Esmark. The Purchase Rights Cap and the Put Election Cap were negotiated between the parties in connection with Esmark’s merger proposal to Wheeling-Pittsburgh and are based on a presumed $20.00 per share valuation of New Esmark after the completion of the combination.

These caps were not designed to produce any particular tax result and there is no relationship between these caps and the tax consequences of the combination in the event the 80% threshold is not reached. Please see the revised tax section of the proxy statement/prospectus, beginning on page 90, which the Company believes clarifies the tax consequences to Wheeling-Pittsburgh stockholders.

Interests of Wheeling-Pittsburgh’s Directors and Executive Officers in the Combination, page 8

4.	We note your response to comment 13 in our letter dated June 7, 2007. Please quantify in dollars the value of the incentive compensation awards and the shares underlying the convertible promissory notes.

The Company has complied with the staff’s comments by revising the disclosures accordingly on pages 9, 29, 30, and 86.

Risk Factors-Esmark’s management and its independent . . . , page 44

5.	Please quantify Esmark’s restatements.

The Company has complied with the staff’s comments by revising the appropriate disclosures to quantify Esmark’s restatements on page 45.

Opinion of the Special Committee’s Advisor, page 74

6.	We note your response to comments 18 and 19 in our letter dated June 7, 2007 and await copies of the letters under separate cover requesting confidential treatment. Please note that we may have further continents after we review these submissions.

The Company has arranged for copies of the letters referenced in its response to comments 18 and 19 to be resent under separate cover.

September 11, 2007

7.	In light of Esmark’s restatements and Wheeling-Pittsburgh’s going concern issues, explain how you will address material changes in the assumptions or projections that took place after the date of the financial advisor’s opinion.

The disclosure regarding the financial advisor’s opinion has been revised to address Esmark’s restatements and Wheeling-Pittsburgh’s going concern issues on page 74.

Material U.S. Federal Income Tax Consequences of the Combination, page 89

8.	We note your response to comment 21 in our letter dated June 7, 2007. Please also revise the first sentence under Tax Consequences to U.S. Holders of Wheeling-Pittsburgh Stock to reflect that Buchanan has opined on the tax consequences and disclose what their opinion is. As drafted currently, you state that the opinions confirm the conclusions expressed herein but it is not clear what those conclusions are. Is the only matter that counsel will opine on the information set forth in the last paragraph on page 90? Where a conclusion represents a matter that counsel is opining on, please state that it represents counsel’s opinion. Also, since you must file the opinion prior to effectiveness, please delete the language that the opinion “will state.” Instead disclose counsel’s opinion.

The Company has complied with the staff’s comments by revising the disclosures accordingly on pages 11, 19, and 91.

9.	It is still unclear from your response to comment 22 in our letter dated June 7, 2007 whether you are planning on filing a short-form or long-form opinion. Accordingly, please file or submit the tax opinion with your next amendment, or as soon as possible. We may have further comments after our review.

A copy of the opinion of McGuireWoods LLP as to certain tax matters, and a copy of the opinion of Buchanan Ingersoll & Rooney, P.C. as to certain tax matters were filed as exhibits 8.1 and 8.2, respectively to the amended Registration Statement.

Tax Consequences to U.S. Holders of Wheeling-Pittsburgh Stock, page 90

10.	The disclosure must describe the specific tax consequences of the merger to the investors, not merely discuss the general tax treatment of non-taxable or taxable reorganizations. Please revise the lead-in sentence to the bullet points on page 91 to state that if at least 80% of the Wheeling-Pittsburgh stock is exchanged, the WPC Merger Transaction will be treated as a non-taxable reorganization and a U.S. holder will recognize the gains or losses reflected in the bullet points. Similarly in the first sentence of the last paragraph, state that if less than 80% of the Wheeling-Pittsburgh stock is exchanged, the WPC Merger Transaction would be taxable and U.S. holders will recognize the gains or losses described.

The Company has complied with the staff’s comments by revising the disclosures accordingly on pages 91-92.

11.	The tax consequences of the transaction to investors are still unclear in your response to comment 23 in our letter dated June 7, 2007. For each of the following statements, either provide a firm conclusion on the tax consequences or state why counsel is unable to opine on the tax consequences and describe the possible outcomes and risks to investors of that tax consequence:

•

Clarify why you assume that the Esmark Merger transaction is completed as part of the same plan as the WPC Merger Transaction if less than 80% of the Wheeling-Pittsburgh stock is exchanged. Is there is any uncertainty that the merger will not be treated as part of a series of integrated transactions?

September 11, 2007

•

If the WPC Merger Transaction is treated as non-taxable and an investor elects to receive a combination of stock and Put Rights, why will such investor “probably” not recognize gain if the Put Rights are not exercised?

•	Clarify why receipt of cash may have the effect of a distribution of a dividend rather than a long-term capital gain.

The Company has complied with the staff’s comments by revising the disclosures accordingly on page 91-92.

12.	Since it appears that counsel cannot provide a firm conclusion on the tax consequences because it is uncertain whether the 80% threshold will be achieved, please briefly clarify in plain English in the Summary and the Risk Factors sections the possible outcomes and risks to stockholders of that tax consequence.

The Company has complied with the staff’s comments by clarifying the tax consequences whether or not the 80% threshold is met. In view of these clarifications, the Company does not believe that additional disclosure in the Summary and Risk Factors section is necessary.

Non-GAAP Financial Measures, page 100

13.	We note your response to comment 25 in our letter dated June 7, 2007. Please revise your disclosures on pages 100, 101 and 105 to more specifically disclose how Esmark uses the measures EBITDA and Adjusted EBITDA in operating its business and evaluating its operating performance.

The Company has complied with the staff’s comments by revising the disclosures on pages 101 and 106.

Impairment of Goodwill and Indefinite-Lived Intangible Assets, page 116

14.	We have reviewed your response to comment 26 in our letter dated June 7, 2007. As previously requested, please revise your disclosure to quantify the impact that changes in your underlying assumptions would have on your operating results.

The Company has complied with the staff’s comments by revising the referenced disclosure on page 118 to quantify the impact that certain changes in underlying assumptions would have on operating results.

Unaudited Pro Forma Condensed Consolidated Financial Statements, page 119

15.	We have reviewed your response to comment 28 in our letter dated June 7, 2007. We note that you have assumed that the share price of New Esmark immediately after the combination will be in excess of $20.00 per share. Given this, please revise to more fully explain why you have assumed that only the two largest stockholders of Wheeling-Pittsburgh would elect to exercise Purchase Rights to purchase only 2,500,000 shares of common stock of New Esmark, given the Purchase Rights $19.00 price per share.

September 11, 2007

The Company has revised the disclosure on pages 120 and 125.

As of the date of the filing of Amendment No. 1 to Registration Statement on Form S-4, based on information available in public filings, Wheeling-Pittsburgh’s top three stockholders hold the following shares of common stock, comprising 38% of Wheeling-Pittsburgh’s outstanding common stock:

Stockholder No. 1	2,089,838

Stockholder No. 2	1,968,781

Stockholder No. 3	1,775,206

Stockholders Nos. 1 and 2 have, in total, historically held common stock in Wheeling-Pittsburgh ranging from 23% to 26% of the total outstanding common stock of Wheeling-Pittsburgh over the past two years. The Company believes that these two stockholders will continue, in total, to seek to maintain a significant interest in New Esmark subsequent to the combination. Stockholder No. 2 will increase its holdings by 1,125,000 shares of common stock as the result of the automatic conversion of outstanding convertible debt upon consummation of the combination. In addition to these shares, the Company has assumed that these two shareholders will, in total, seek to increase their holding of common stock in New Esmark by an additional 2,500,000 shares of common stock so as to maintain a significant interest in New Esmark after the merger.

Stockholder No. 3 is a tax-exempt employee benefits trust that holds common stock in Wheeling-Pittsburgh for the sole purpose of meeting its obligations to fund post-retirement benefit obligations of former hourly employees of Wheeling-Pittsburgh. Since the inception of this trust, this trust has sold 2,884,133 shares of common stock of Wheeling-Pittsburgh in order to meet its obligations. This trust has not directly acquired any shares of common stock of Wheeling-Pittsburgh since inception. As a result, the Company believes that this trust will not exercise any Purchase Rights and will continue to sell shares of common stock of New Esmark after the combination to meet its obligations, as and when necessary.

Neither, the Company, Wheeling-Pittsburgh nor Esmark knows the intentions of the other Wheeling-Pittsburgh stockholders. However, based on information available through public filings, the Company is unaware of any acquisitions of Wheeling-Pittsburgh common stock by the above-noted shareholders when the share price of Wheeling-Pittsburgh common stock has been below $19.00 per share, despite their presumed awareness of this feature of the merger proposal. Principally for this reason, the Company has assumed that these shareholders will not elect to exercise any Purchase Rights, to acquire New Esmark common stock other than the exercise of Purchase Rights to acquire 2,500,000 shares of New Esmark common stock as noted and discussed above.

Further and perhaps more importantly, because pursuant to the standby purchase agreement the FMA Stockholders will acquire any shares of New Esmark common stock underlying any Purchase Rights not exercised by Wheeling-Pittsburgh stockholders, unless the existing stockholders of Wheeling-Pittsburgh, as a group, elect to exercise Purchase Rights to acquire in excess of 7,894,737 shares of common stock of New Esmark, the

September 11, 2007

total number of shares of common stock to be issued by New Esmark to existing shareholders of Wheeling-Pittsburgh and FMA Stockholders, as a group and in total, will not change from what has been presented in the pro forma condensed consolidated financial statements (i.e., 10,526,316 shares of common stock of New Esmark being issued pursuant to the exercise of Purchase Rights). For reasons enumerated above, the Company, Wheeling-Pittsburgh and Esmark believe that it is unlikely that this will occur. To make this assumption and present pro forma condensed consolidated financial statements to reflect this assumption would result in the injection of an additional $50.0 million of cash in the pro forma condensed consolidated balance sheet, a presentation which would be less conservative than the one presented in the Registration Statement.

Note 1. Description of Transaction and Basis of Presentation, page 123

16.	We have reviewed your response to comment 30 in our letter dated June 7, 2007. So that we may be able to fully evaluate your view that it is not necessary to include an alternative pro forma presentation with Wheeling-Pittsburgh as the accounting acquirer, please provide us with a more specific and comprehensive discussion of why you believe that the scenarios which could result in a majority of the stock of New Esmark being owned by the former stockholders of Wheeling-Pittsburgh are not the most likely result.

While the Company, Wheeling-Pittsburgh and Esmark have numerically evaluated scenarios, attached as Exhibits I and II, which could result in the majority of the common stock of New Esmark being owned by former stockholders of Wheeling-Pittsburgh, the Company, Wheeling-Pittsburgh and Esmark believe that generally accepted accounting principles, specifically Statement of Financial Accounting Standards No. 141 (FASB No. 141), Business Combinations, indicates that the preponderance of the tests set forth in paragraph 17 thereof must be met to determine the accounting acquirer. The scope of FAS 141 specifically includes business combinations in which all entities transfer their net assets or the owners of those entities transfer their equity interests to a newly formed entity (i.e., roll-up or put-together transactions.) Further, paragraph 19 of FAS 141 states that, “If a new entity is formed to issue equity interests to effect a business combination; one of the existing combining entities shall be determined to be the acquiring entity on the basis of the evidence available.” The guidance in Paragraph 17 states that, “Commonly, the acquiring entity is the larger entity. However, the facts and circumstances surrounding a business combination sometimes indicate that a smaller entity acquires a larger one. Thus, in identifying the acquiring entity in a combination effected through an exchange of equity interests, all pertinent facts and circumstances shall be considered, in particular”…the factors listed in Paragraphs 17a through e. Each of these paragraphs includes the phrase “all else being equal,” which indicates that the preponderance of the tests must be met, if there is any inconsistency among them. Paragraph 17a indicates that the owners who retained or received the larger portion of relative voting rights in the combined entity after the combination will usually be the acquirer. It also notes that, “In determining which group of owners retained or received the larger portion of the voting rights consideration shall be given to the existence of any unusual or special voting arrangements and options, warrants, or convertible securities.”

While it is not possible to know at present whether Wheeling-Pittsburgh’s stockholders will exercise their Purchase Right Election; it is evident per review of Exhibit I, that, in the event they were all to do so, they would retain a 55% voting interest in the Company. However, the

September 11, 2007

likelihood that all of Wheeling-Pittsburgh’s stockholders would make such election is remote. Approximately 1.7 million of Wheeling-Pittsburgh’s shares are held in its VEBA Trust. Wheeling-Pittsburgh believes that the VEBA trustee is motivated by his fiduciary responsibilities to diversify his holdings. Further, although a number of large institutional investors (including the VEBA) supported Esmark in the 2006 proxy contest, approximately 33% did not. Recognizing that the stockholder base changes over time, Wheeling-Pittsburgh believes that something approximating this percentage of stockholders will not exercise their right to purchase additional shares despite the discount from current market price. As can be seen from Exhibit II, unless approximately 24.6 million shares are held by Wheeling-Pittsburgh’s existing stockholders, such stockholders will not have control of the Company (49.3 ÷ 2). The calculated maximum 27 million shares held by Wheeling-Pittsburgh stockholders assuming 100% exercise of the Purchase Rights, reduced by the 1.7 million VEBA shares, requires only approximately 1 million shares, or 7% of the shares not to exercise the Purchase Rights in order for Wheeling-Pittsburgh’s stockholders to be in the minority of the Company. Thus, the Company, Wheeling-Pittsburgh and Esmark have concluded it is unlikely that Wheeling-Pittsburgh’s stockholders will constitute the majority ownership of the Company following the combination.

Additionally, due to uncertainty surrounding the likelihood of exercise and to the fact that Wheeling-Pittsburgh’s stockholders do not necessarily form an organized group of owners, paragraphs c through e have been considered as well. Paragraph 17b states that the combining entity which holds, “a large minority voting interest in the combined entity when no other owner or organized group of owners has a significant voting interest”… is the acquiring entity. As can be seen from Exhibit II, it is indisputable, regardless of the exercise of the Purchase Rights Election that the FMA Stockholders, an Esmark stockholder, will have an interest in the Company of at least 33% and perhaps as much as 52% assuming the existing Wheeling-Pittsburgh stockholders do not exercise Put Rights. Paragraph 17b points toward Esmark as the acquiring entity.

Paragraphs 17c and d run to the ability to elect or appoint a voting majority of the governing body of the combined entity and to the composition of the senior management of the combined entity, respectively. Despite the passage of time between the resolution of the proxy contest to determine Wheeling-Pittsburgh’s Board of Directors with a resultant change in senior management, and despite the fact that they are the Board and management of Wheeling-Pittsburgh, it is evident that they are the Board and management which Esmark has successfully installed as a result of the proxy contest. It should also be noted that, under the terms of Wheeling-Pittsburgh’s Collective Bargaining Agreement (CBA) with the United Steelworkers (USW), the USW has the right to effectively veto a change of control transaction involving Wheeling-Pittsburgh. During the 2006 proxy contest, the USW repeatedly stated its intention to exercise this right in connection with the CSN Merger Proposal. The USW has formally notified Wheeling-Pittsburgh that it waives its contractual rights in the case of the combination with Esmark. Thus, both of these paragraphs point toward Esmark as the acquiring entity. Paragraph e is not applicable due to the structure of the transaction as a put-together transaction.

Thus, in the unlikely event that a majority of New Esmark common stock ends up being held by former Wheeling-Pittsburgh stockholders, the Company, Wheeling-Pittsburgh and Esmark nonetheless conclude that Esmark is the accounting acquirer under generally accepted accounting principles.

September 11, 2007

Further, the Company has amended the disclosure in Note iii to Footnote 1 in the Notes to Unaudited Pro Forma Condensed Consolidated Financial Statements on page 126 of the Registration Statement to delete the reference to the potential for reassessment of this conclusion.

Business-Litigation, page 171

17.	For each legal proceeding disclosed, please include a description of the factual basis alleged to underlie the proceeding and the relief sought. See Item 103 of Regulation S-K.

The Company has revised the referenced disclosure to include a description of the factual basis alleged to underlie the proceeding and the relief sought for the legal proceedings disclosed on page 171.

FMA Stockholders Registration Rights Agreement, page 180

18.	We note your response to comment 38 in our letter dated June 7, 2007. Please revise to disclose that the registration rights agreements do not provide for liquidating damages.

The Company has revised the referenced disclosure on page 180 accordingly.

Esmark Consolidated Financial Statements

Note M. Commitments and Contingencies, page F-14

19.	Based on your current disclosures, it is unclear if you believe a material loss related to your litigation matters is “reasonably possible.” Please revise as appropriate. If a material loss is reasonably possible; please also provide the additional disclosures required by SAB 5:Y and SFAS 5.

Esmark has revised the referenced disclosure on page F-15 to comply with the staff’s comments.

Note A. Significant Accounting Policies

Company Formation, page F-23

20.	We have reviewed your response to comment 42 in our letter dated June 7, 2007. We note that you now refer to third party appraisers. Either identify each expert or delete your reference to them. We remind you that if you identify and refer to an expert, you must file their consent as an exhibit. Refer to Section 436(b) of Regulation C.

The Company has revised the disclosure and deleted the reference to any third party appraisers on page F-23.

Note L. Temporary Equity, page F-41

21.	We have reviewed your response to comment 47 in our letter dated June 7, 2007. Please revise to disclose what specific features of your preferred stock caused you to record the balance as temporary equity for each period presented.

The Company has revised the referenced disclosure on page F-41 to include a description of the specific features that caused Esmark to record preferred stock as temporary equity.

September 11, 2007

Wheeling-Pittsburgh Corporation Form 10-Q for the period ended June 30, 2007

Note 17. Commitments and Contingencies, page 14

22.	Based on your current disclosures, it is unclear if you believe a material loss related to your Strauss litigation matter is “reasonably possible.” Please revise as appropriate. If a material loss is reasonably possible, please also provide the additional disclosures required by SAB 5:Y and SFAS 5.

Wheeling-Pittsburgh acknowledges that its current disclosure relative to the Strauss litigation matter does not explicitly state whether it believes that it is reasonably possible that an obligation has been incurred relative to this matter as of June 30, 2007. Wheeling-Pittsburgh does not, in fact, believe that it is reasonably possible that an obligation has been incurred relative to this matter as of June 30, 2007. Further, Wheeling-Pittsburgh fully disclosed the magnitude and range of the claim in its disclosure relative to this matter.

Wheeling-Pittsburgh will explicitly state whether it believes that it is reasonably possible that an obligation has been occurred relative to this matter in future filings, based on the facts and circumstances existing as of the date of these future filings.

23.	We note that the certification included from your Chief Financial Officer refers to your Form 10-K instead of your Form 10-Q. This situation is also present in your Form 10-Q for the period ended March 31, 2007. Please amend your filings to include the correct certification.

The referenced filings will be amended accordingly.

Thank you very much for your prompt attention to this response. If you or any other members of the Staff have any further questions or comments concerning these responses, please telephone the undersigned at 202-851-1716 or Scott E. Westwood at 412-667-7989.

Sincerely,

/s/ David H. Pankey

David H. Pankey

Exhibit I

CARRYOVER WPC INTEREST

WPC Stockholders

	A	B
	(Thousand Shares)
Pre-Conversion	15,335	15,335

Convertible Notes
Tontine	1,125	1,125

Rights Offering (A) assumes FMA
Acts as Standby		10,526

	16,460	26,986

Total Shares Outstanding	46,761	49,393

	35.2%	54.6%

Paragraph 17a analysis overcome by combination of Column A, wherein Wheeling-Pittsburgh’s stockholders could end up with only 35% and by Paragraphs 17b, c and d of FAS 141.

Note: The difference in total shares outstanding is caused by the assumption in Column B which is considered remote, that the entire $200 million in Purchase Rights are exercised by Wheeling-Pittsburgh’s stockholders, with the FMA Stockholders exercising their rights to subscribe for a minimum of 2.6 million additional shares. As follows:

Company	15,335
Convertible Notes	3,400
Esmark	17,500
Purchase Rights	10,526

Column A	46,761
FMA Stockholders Standby	2,632

Column B	49,393

Exhibit II

FAS 141 ¶17B – MINORITY INTEREST TEST

	A	B_
	(Thousand Shares)
FMA Stockholders “currently” 11/7/06
Owns 72.14% of Esmark

17,500 x .7214	12,625	12,625

Conversion of $50 mm
FMA Stockholders Portion $22.5 mm
$20 = 1 Share 2.5 mm shares.	1,125	1,125
1,125

Rights Offering - $19 Purchase Rights
$50 Top-Up
2,631	2,632	—
Rights Offering – Fully FMA Stockholders
(no Top-Up)
$150
7,894 + 2,631	—	10,526

	16,382	24,276

TOTAL	49,393	46,761

	33.2%	51.9%

Note:
Esmark additional $100 mm @ $20	3.61
@ 72.14% of 5 mm shares	27.83
53.6%

A - Fully subscribed rights offering – FMA Stockholders exercise their Top-Up rights

B - FMA Stockholders required to purchase all of the shares underlying the Purchase Rights pursuant to the standby purchase agreement

Note:	For an explanation of the difference in total share outstanding, see the Note on Exhibit I.